Thrivent Small Cap Growth Fund Expense Example - Thrivent Small Cap Growth Fund - Class S	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	$ 1,337